Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of marketable securities
Debt security	$ 1,419,066	$ 668,263	$ 1,592,911
Total	1,487,723	722,770	1,652,549
VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	630,852
Recurring basis | Total
Fair value of marketable securities
Cash equivalents (including restricted)	2,077,026	162,549	358,675
Total	1,487,723	722,770	1,652,549
Recurring basis | Total | VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Recurring basis | Total | Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	630,852
Recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	38,894	18,610	58,353
Debt security		0
Debt security		0
Total		0	10,738
Recurring basis | Level 1 | Other (including restricted)
Fair value of marketable securities
Debt security			10,738
Recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	2,038,132	143,939	300,322
Total	1,487,723	722,770	1,641,811
Recurring basis | Level 2 | VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Recurring basis | Level 2 | Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	620,114
Recurring basis | Level 3
Fair value of marketable securities
Cash equivalents (including restricted)		0
Debt security		0
Debt security		0
Total		$ 0